Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 887,494	$ 2,238,943	$ 1,710,512
Other receivable		7,617	232,597
Lease payments receivable - short-term	65,846	64,486	59,319
Prepaid expenses	316,818	426,921	472,489
Total current assets	1,270,158	2,737,967	2,474,917
Fixed assets, net of accumulated depreciation	10,676	12,080	2,315
Other assets	18,908	24,788	21,961
Lease payments receivable - long-term	256,264	273,244	337,730
Total assets	1,556,006	3,048,079	2,836,923
Current liabilities:
Accounts payable	1,019,357	765,439	529,558
Accrued expenses	966,161	659,455	394,558
Units to be issued	404,500
Notes payable	200,204	285,170	276,670
Derivative liabilities	4,513,175	4,194,634	175,853
Total current liabilities	7,103,397	5,904,698	1,376,639
Promissory notes payable, net of discount	3,192,977	2,656,457
Total liabilities	10,296,374	8,561,155	1,376,639
Commitments and contingencies
Stockholders' Equity (Deficit) :
Preferred stock value
Common stock value	12,550	12,550	12,528
Additional paid-in capital	88,971,482	88,818,681	86,831,211
Accumulated deficit	(97,724,400)	(94,344,307)	(85,383,455)
Total stockholders' equity (deficit)	(8,740,368)	(5,513,076)	1,460,284
Total liabilities and stockholders' equity (deficit)	1,556,006	3,048,079	2,836,923
Class A convertible preferred stock
Stockholders' Equity (Deficit) :
Preferred stock value
Total stockholders' equity (deficit)